Consolidated Statements of Other Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Other Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ (2,172)	$ (3,989)	$ 929
Other comprehensive income (loss):
Change in unrealized holding gains on securities available for sale arising during period, net of tax of $582, $153 and $480	950	250	783
Reclassification adjustment for net gains on securities available for sale included in net income (loss), net of taxes of $290, $231 and $805	(473)	(377)	(1,314)
Change in fair value and gains on termination of derivative instruments, net of tax of $0, $172 and $777	0	(287)	(1,295)
Other comprehensive loss	$ (1,695)	$ (4,403)	$ (897)